Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Gross carrying amount [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 31,644	$ 21,845
Financial assets available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 31,644	$ 21,845